Other operating costs	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Other operating costs	4. Other operating costs

Below we have presented separately certain items included in our operating costs from continuing operations. These include a breakdown of payroll costs (including disclosure of amounts paid to key management personnel) and fees paid to our external auditors.

	2026	2025	2024
	£m	£m	£m
Depreciation, amortisation and impairment¹	2,247	2,175	2,061
Payroll costs	1,992	2,143	2,043
Purchases of electricity	1,489	1,429	1,497
Purchases of gas	2,091	1,578	1,289
Property and other taxes	1,443	1,402	1,279
UK electricity balancing costs	—	1,143	2,486
Impairment of joint venture	—	303	—
Other[2]	3,240	3,071	4,553
Other operating costs	12,502	13,244	15,208
Impairment losses on financial assets	243	200	179
Total operating costs from continuing operations	12,745	13,444	15,387
Operating costs from continuing operations include:
Inventory consumed	454	506	408
Research and development expenditure	38	43	32
1.Depreciation, amortisation and impairment relates to property, plant and equipment and other intangible assets. The charge is stated net of depreciation and amortisation capitalised.
2.Included within Other are the costs incurred for the ongoing upkeep, repair, and management of infrastructure and assets necessary to ensure reliable energy delivery and operational efficiency.
4. Other operating costs cont.
(a) Payroll costs

	2026	2025	2024
	£m	£m	£m
Wages and salaries[1]	3,515	3,497	3,206
Social security costs	313	279	256
Defined contribution scheme costs	152	144	129
Defined benefit pension costs	73	114	96
Share-based payments	45	37	37
Severance costs (excluding pension costs)	16	10	12
	4,114	4,081	3,736
Less: payroll costs capitalised	(2,122)	(1,938)	(1,693)
Total payroll costs from continuing operations	1,992	2,143	2,043
1.Included within wages and salaries are US other post-retirement benefit costs of £27 million (2025: £25 million; 2024: £26 million).
For further information, refer to note 25.
(b) Number of employees

	31 March 2026	Monthly average 2026	31 March 2025	Monthly average 2025	31 March 2024	Monthly average 2024
UK	14,554	14,105	13,477	13,919	13,956	13,439
US	18,472	18,286	18,177	17,888	17,469	17,406
Total number of employees (continuing operations)	33,026	32,391	31,654	31,807	31,425	30,845
(c) Key management compensation

	2026	2025	2024
	£m	£m	£m
Short-term employee benefits	11	8	7
Share-based payments	7	4	5
Total key management compensation	18	12	12
Key management compensation relates to the Board, including the Executive Directors and Non-executive
Directors, for the years presented.
(d) Auditor’s remuneration
Auditor’s remuneration is presented below in accordance with the requirements of the Companies Act
2006 and the principal accountant fees and services disclosure requirements of Item 16C of Form 20-F:

	2026	2025	2024
	£m	£m	£m
Audit fees payable to the Parent Company’s auditor and their associates in respect of:
Audit of the Parent Company’s individual and consolidated financial statements[1]	2.6	2.8	2.8
The auditing of accounts of any associate of the Company	8.6	8.7	8.8
Other services supplied[2]	6.9	7.2	7.3
	18.1	18.7	18.9
Total other services[3]
All other fees:
Other assurance services[4]	1.5	1.0	4.0
Other non-audit services not covered above	0.1	—	—
	1.6	1.0	4.0
Total auditor’s remuneration	19.7	19.7	22.9
1.Audit fees in each year represent fees for the audit of the Company’s financial statements for the years ended 31 March 2026, 2025 and 2024.
2.Other services supplied represent fees payable for services in relation to other statutory filings or engagements that are required to be carried out by the auditor. In particular, this includes fees for reports under section 404 of the US Public Company Accounting Reform and Investor Protection Act of 2002 (Sarbanes-Oxley Act), audit reports on regulatory returns and the review of interim financial statements for the six-month periods ended 30 September 2025, 2024 and 2023 respectively.
3.There were no tax compliance or tax advisory fees and no audit-related fees as described in Item 16C(b) of Form 20-F.
4.In all years, principally relates to assurance services provided in relation to comfort letters for debt issuances and reporting accountant services. The years ended 31 March 2026 and 31 March 2025 also includes fees for ESG reporting assurance.
The Audit & Risk Committee considers and makes recommendations to the Board, to be put to shareholders for approval at each AGM, in relation to the appointment, reappointment, removal and oversight of the Company’s independent auditor. The Committee, under authority granted at the AGM, also considers and approves the audit fees on behalf of the Board in accordance with the Competition and Markets Authority Audit Order 2014.
Certain services are prohibited from being performed by the external auditor under the Sarbanes-Oxley
Act and the FRC’s 2024 Revised Ethical Standard. Of the above services, none were prohibited.